FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mary Anderson
Title:	Principal
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   September 30, 2006

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       52

	c.	Information Table Value Total   $ 231,893

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending September 30, 2006
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.


Q3 2006

                                                            MKT
                                     SECURITY               VAL
SECURITY                     TYPE    SYMBOL    CUSIP      x 1000        SHARES

3M COMPANY                   common   mmm      88579y101    7,686       103,273
AMERICAN ELEC PWR            common   aep      025537101      173         4,761
AMERICAN EXPRESS             common   axp      025816109      130         2,317
AT&T INC.                    common   t        00206R102    7,964       244,582
AUTOMATIC DATA PROCESSING    common   adp      053015103      297         6,275
BANK OF AMERICA              common   bac      060505104    4,011        74,880
BECTON DICKINSON & CO.       common   bdx      075887109      155         2,200
BP PLC SPONS ADR             common   bp       055622104    5,716        87,157
CITIGROUP                    common   c        172967101      158         3,190
COCA-COLA CO                 common   ko       191216100    8,508       190,426
COLGATE PALMOLIVE            common   cl       194162103      201         3,240
CON AGRA                     common   cag      205887102    3,692       150,825
CON EDISON CO                common   ed       209115104    1,915        41,445
CONOCOPHILLIPS               common   cop      20825c104    3,772        63,367
CORNING INC                  common   glw      219350105    4,230       173,300
DOMINION RES INC             common   d        25746u109      249         3,250
E I DUPONT DE NEMOURS        common   dd       263534109    7,658       178,769
EMERSON ELECTRIC             common   emr      291011104    8,007        95,476
EXXON MOBIL                  common   xom      30231G102    4,839        72,121
FIRST ENERGY                 common   fe       337932107      729        13,050
GAP INC                      common   gps      364760108    5,728       302,250
GENERAL ELECTRIC             common   ge       369604103   11,675       330,733
GENERAL MILLS INC            common   gis      370334104   10,033       177,261
HARLEY DAVIDSON INC.         common   hog      412822108      108         1,726
HERSHEY FOODS                common   hsy      427866108      130         2,432
HOME DEPOT INC               common   hd       437076102    8,191       225,835
HONEYWELL INTL               common   hon      438516106    5,818       142,245
INTEL CORP                   common   intc     458140100    6,728       327,090
INTL BUS. MACHINES           common   ibm      459200101      309         3,770
JOHNSON & JOHNSON INC        common   jnj      478160104    9,297       143,162
JP MORGAN CHASE              common   jpm      46625H100    9,760       207,839
KIMBERLY-CLARK               common   kmb      494368103    9,298       142,256
LIMITED BRANDS               common   ltd      532716107    2,458        92,800
LUBRIZOL CORP                common   lz       549271104    5,451       119,195
MARATHON OIL                 common   mro      565849106    5,286        68,741
MCDONALDS CORP               common   mcd      580135101    7,809       199,619
MCGRAW HILL INC              common   mhp      580645109      293         5,048
MERCK &  CO.                 common   mrk      589331107      113         2,700
MICROSOFT CORP               common   msft     594918104    7,595       277,696
MOODY'S CORPORATION          common   mco      615369105      261         3,989
MOTOROLA INC                 common   mot      620076109    7,137       285,491
NATIONAL CITY                common   ncc      635405103    7,404       202,302
PEPSICO                      common   pep      713448108      282         4,315
PFIZER INC                   common   pfe      717081103    7,869       277,481
PPG INDUSTRIES INC           common   ppg      693506107    6,387        95,215
PROCTER & GAMBLE CO          common   pg       742718109      141         2,270
PROGRESS ENERGY              common   pgn      743263105      161         3,550
SCHERING PLOUGH              common   sgp      806605101      632        28,615
VERIZON COMM                 common   vz       92343V104    7,502       202,046
VF CORP                      common   vfc      918204108    5,892        80,761
WACHOVIA CORP                common   wb       929903102   11,852       212,408
WYETH                        common   wye      983024100      203         3,988

                                                          231,893